Share-based Compensation - Additional Information (Detail)		12 Months Ended			36 Months Ended
	Jul. 26, 2018 $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 € / shares	Dec. 31, 2016 € / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Tax (expense) benefits recognized for stock-based compensation		$ 27,000,000	$ 51,000,000	$ 58,000,000
Excess tax benefit related to share-based compensation		4,000,000	27,000,000
Amount received on stock options exercised		$ 39,000,000	233,000,000	115,000,000
Long Term Incentive Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized and available for awards | shares		2,500,000			2,500,000
Charges for plan		$ 307,000,000	$ 272,000,000	$ 331,000,000
Risk-free interest rate, minimum		0.80%	0.80%	0.80%
Risk-free interest rate, maximum		2.10%	2.80%	2.80%
Expected dividend payments		$ 0
Stock options, Granted | shares		0	0		0
Weighted average grant date fair value of stock options | $ / shares				$ 34.59
Intrinsic value of exercised options		$ 59,000,000	$ 311,000,000	$ 145,000,000
Amount received on stock options exercised		30,000,000	137,000,000	88,000,000
Tax benefit realized from exercise of stock options		34,000,000	83,000,000	$ 79,000,000
Unrecognized compensation cost		$ 7,000,000	$ 25,000,000		$ 7,000,000
Weighted-average period for recognition of compensation cost		9 months 18 days	1 year 2 months 12 days
Long Term Incentive Plans [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life		6 years 3 months
Volatility rate		50.00%
Long Term Incentive Plans [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life		5 years 9 months 3 days
Volatility rate		40.00%
Long Term Incentive Plans [Member] | Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of units granted | $ / shares	$ 121.37
Compensation cost recognized period	3 years
Weighted-average period for recognition of compensation cost		2 years 7 months 6 days	1 year 3 months 18 days	1 year 9 months 18 days
Fair value of vested shares		$ 6,000,000	$ 39,000,000	$ 147,000,000
Unrecognized compensation cost		$ 143,000,000	$ 4,000,000	$ 12,000,000	143,000,000
Long Term Incentive Plans [Member] | Performance Share Units [Member] | Financial Performance Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of units granted | $ / shares		$ 0.00	$ 0.00	$ 82.53
Shares, Granted | shares		0	0
Long Term Incentive Plans [Member] | Performance Share Units [Member] | Market Performance Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of units granted | $ / shares		$ 121.18
Shares, Granted | shares		1,484,882
Long Term Incentive Plans [Member] | Performance Share Units [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		3 years
Granted common shares per target units | shares	2
Long Term Incentive Plans [Member] | Performance Share Units [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		1 year
Granted common shares per target units | shares	0
Long Term Incentive Plans [Member] | Restricted Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		3 years
Weighted average grant date fair value of units granted | $ / shares		$ 84.77	$ 115.05	$ 98.16
Weighted-average period for recognition of compensation cost		1 year 6 months	1 year 7 months 6 days	1 year 7 months 6 days
Shares, Granted | shares		3,552,823
Fair value of vested shares		$ 263,000,000	$ 328,000,000	$ 334,000,000
Unrecognized compensation cost		$ 484,000,000	483,000,000	422,000,000	$ 484,000,000
Long Term Incentive Plans [Member] | Special Termination Benefits [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		1 year
Management Equity Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Charges for plan		$ 0	0	0
Stock options, Granted | shares		0
Intrinsic value of exercised options		$ 16,000,000	206,000,000	13,000,000
Amount received on stock options exercised		$ 9,000,000	$ 60,000,000	$ 7,000,000
Number of vested stock options | shares		0	231,924	2,534,272	0
Weighted average exercise price of vested options | € / shares						€ 35.72	€ 23.67